Measures in the Argentine economy	12 Months Ended
Dec. 31, 2024
Measures In Argentine Economy
Measures in the Argentine economy

22.	Measures in the Argentine economy

On December 10, 2023, new government authorities took office, which authorities issued a series of measures among whose main objectives the following stand out: flexibility of regulations for economic development, reduction of expenses towards reducing fiscal deficit, reduction of subsidies, among others. Within the context of the new government, on December 31, 2023 there was a significant devaluation of the Argentine peso which was reflected on the official exchange rate.

During 2024, the national government has taken actions to achieve fiscal balance, which allowed it to reach a primary and financial surplus relative to the Gross Domestic Product in a short period of time, and to begin a process of slowing down inflation.

Passing of Law No. 27742 “Law of Bases”

On June 28, 2024, Law No. 27742 (“Law of Bases”) was passed, which Law came into force after its enactment by the Executive Power.

Regarding energy, the Law of Bases modifies laws that form the regulatory framework of hydrocarbons, natural gas, biofuels, electricity, among others. These changes are projected with the aim of rearranging the relationship between the government and the market so as to give predominance to private initiatives in order to gain in competitive terms and maximize the rent obtained.

In this regard, the Law of Bases enables the Executive Power to modify the Laws No. 15336 on Electrical Energy and No. 24065 on the Regulatory Framework of Electric Energy, by guaranteeing the following bases:

–	Free international trade of electricity.

–	Free trade, competition and expansion of markets, and the possibility for the final user to choose the supplier.

–	A clear establishment of the different items to be paid by the final user.

–	The development of electricity transportation infrastructure through open, transparent, efficient and competitive mechanisms.

–	The review of administrative structures of the electricity sector, modernizing and professionalizing them.

The Law of Bases combines the gas and electricity regulators (ENRE and Enargas) in one National Gas and Electricity Regulatory Entity, which shall have the same functions as the current ones.

Foreign exchange market

As from December 2019, the BCRA issued a series of communications whereby it extended indefinitely the regulations on Foreign Market and Foreign Exchange Market issued by BCRA that included regulations on exports, imports and previous authorization from BCRA to access the foreign exchange market to transfer profits and dividends abroad, as well as other restrictions on the operation in the foreign exchange market.

Particularly, as from September 16, 2020, Communication “A” 7106 established, among other measures referred to human persons, the need for refinancing the international financial indebtedness for those loans from the non-financial private sector with a creditor not being a related counterparty of the debtor expiring between October 15, 2020 and March 31, 2021. The affected legal entities were to submit before the Central Bank a refinancing plan under certain criteria: that the net amount for which the foreign exchange market was to be accessed in the original terms did not exceed 40% of the capital amount due for that period and that the remaining capital had been, as a minimum, refinanced with a new external indebtedness with an average life of 2 years. This point shall not be applicable when indebtedness is taken from international entities and official credit agencies, among others. On February 25, 2021, through Communication “A” 7230, BCRA broadened the regulation scope to all those debt installments higher than USD 2 million becoming due between April 1 and December 31, 2021. The effects of these regulations for the Company are described in Note 13.3.3. and 13.3.11. Moreover, on March 3, 2022 and October 13, 2022, through Communications “A” 7466 and "A" 7621, BCRA broadened the regulation scope to all those debt installments higher than USD 2 million becoming due until December 31, 2022 and December 31, 2023, respectively. The effects of this regulation for the Company are described in Note 13.3.11.

As of the issuance date of these financial statements, after the new authorities took office on December 10, 2023, the restrictions for the payment of imports with customs entry record prior to December 13, 2023 were reduced, while other BCRA restrictions to access to the Unique and Free Exchange Rate Market and to operate in the exchange rate market still apply.

On April 11, 2025, the Argentine government announced a set of measures aimed at easing the regulatory framework governing access to the foreign exchange market. These measures include: (i) the establishment of a floating exchange rate band within which the U.S. dollar may fluctuate in the foreign exchange market. The initial band was set between Ps. 1,000 and Ps. 1,400, with its boundaries to be adjusted at a monthly rate of 1%; (ii) the elimination of the Export Increase Program (Programa de Incremento Exportador), which had allowed for the settlement of export proceeds using a split mechanism of 80% through the foreign exchange market and 20% through the financial market (commonly referred to as the "Dólar Blend"); (iii) the removal of foreign exchange restrictions applicable to individuals, including the US$ 200 monthly purchase limit in the foreign exchange market and restrictions affecting those who had received government assistance during the pandemic, subsidies, or public employment, among others, as well as cross-restrictions contained in Central Bank Communication “A” 7340 ARCA will eliminate the tax surcharge currently applicable to the purchase of foreign currency in the foreign exchange market (while maintaining it for tourism and credit card payments); (iv) the authorization of dividend distributions by Argentine companies to foreign shareholders with respect to fiscal years beginning in 2025; (v) a relaxation of payment terms for foreign trade transactions, including: (a) imports of goods may now be paid through the foreign exchange market upon customs clearance (previously 30 days thereafter); (b) imports of goods by micro, small, and medium-sized enterprises (MiPyMEs) may be paid upon shipment from the port of origin (previously 30 days after customs clearance); (c) imports of services may be paid as from the date of service provision (previously 30 days thereafter); (d) imports of capital goods may now be paid with a 30% advance, 50% upon shipment, and 20% upon customs clearance (previously limited to a 20% advance and only applicable to MiPyMEs); and (e) imports of services between related parties may be paid once 90 days have elapsed from the date of service provision (previously 180 days); and (vi) a one-time elimination of the 90-day lookback period under Communication “A” 7340 applicable to legal entities, allowing such entities to resume access to the foreign exchange market under regular conditions.

Income Tax

On June 16, 2021, the Argentine Executive Power passed Law No. 27,630, which established changes in the corporate income tax rate for the fiscal periods commencing as from January 1, 2021. Such law establishes payment of the tax based on a structure of staggered rates regarding the level of accumulated taxable net income. The estimated amounts in this scale will be annually adjusted as from January 1, 2022, considering the annual variation of the consumer price index provided by the INDEC corresponding to October of the year prior to the adjustment compared with the same month of the previous year. For fiscal year 2023 the applicable scale was the following: 25% up to an accumulated taxable net income of 14.3 million Ps.; 30% for the excess of such amount up to 143 million Ps.; and 35% for the excess of such amount. For fiscal year 2024 the applicable scale is the following: 25% up to an accumulated taxable net income of 34.7 million Ps.; 30% for the excess of such amount up to 347 million Ps.; and 35% for the excess of such amount.

Investment Promotion Plan

In order to boost the productive matrix and at the same time generate employment and fiscal resources, the national government has implemented during 2024 the "Incentives Regime for Large Investments" (RIGI), which will grant tax benefits, access to foreign currency for imports and, under certain conditions, allow the remittance of profits to those investment projects that are presented and approved corresponding to certain strategic sectors, capable of generating exports in the medium and long term.